Related-party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related-party transactions
Note 27: Related-party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners, and trusts in which they are involved, have loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible to preferential rates. As at December 31, 2017, related-party director and executive loan balances were $30.6 million (December 31, 2016: $12.1 million). During the year ended December 31, 2017, new issuance of loans and change in directorships to directors and executives were $31.7 million and repayments and change in directorships were $8.9 million (year ended December 31, 2016: $27.6 million and $25.1 million, respectively; year ended December 31, 2015: $17.5 million and $17.4 million, respectively). Also, during the year ended December 31, 2017, a director resigned from the Board resulting in $4.3 million in loans being reclassified out of related-party loans (year ended December 31, 2016: $54.3 million). All of these loans were considered performing loans as at December 31, 2017 and December 31, 2016.

Certain directors and executives of the Bank, companies in which they are principal owners, and trusts in which they are involved, have deposits with the Bank. As at December 31, 2017, related party director and executive deposit balances were $23.5 million (December 31, 2016: $20.8 million).

On October 6, 2015, the Bank executed a $6 million loan agreement with a related-party of an executive which originally matured on October 31, 2017. This agreement was renewed at $6 million and matures on November 2, 2018. This loan was made in the ordinary course of business on normal commercial terms. At December 31, 2017, nil (December 31, 2016: $2.3 million) was outstanding under this agreement. For the year ended December 31, 2017, $0.1 million (December 31, 2016: $0.1 million; December 31, 2015: nil) of interest income has been recognized in the consolidated statements of operations in relation with this agreement.

On June 27, 2013, the Bank executed a $95 million loan agreement with an investment fund managed by a former significant shareholder which provided for maturity on June 30, 2017. This loan was made in the ordinary course of business on normal commercial terms. At December 31, 2017 and December 31, 2016, nil was outstanding under this agreement. For the year ended December 31, 2017, nil (December 31, 2016: nil, December 31, 2015: $1.0 million) of interest income has been recognized in the consolidated statements of operations in relation with this agreement.

Certain affiliates of the Bank have loans and deposits with the Bank. The loans were made and the deposits are maintained in the ordinary course of business on normal commercial terms. At December 31, 2017, affiliates had loan balances of $10.5 million (December 31, 2016: $10.4 million) and deposits balances of $0.6 million (December 31, 2016: $0.3 million). For the year ended December 31, 2017, the Bank has recognized $1.9 million (December 31, 2016: $2.2 million; December 31, 2015: $2.2 million) of non-interest expenses and $0.6 million (December 31, 2016: $0.6 million; December 31, 2015: $0.6 million) of loan interest revenue in the consolidated statement of operations relating to affiliates which the Bank holds investments in.

Capital Transaction
Up to February 28, 2017, investment partnerships associated with The Carlyle Group held approximately 14% of the Bank's equity voting power along with the right to designate two persons for nomination for election by the shareholders as members of the Bank’s Board of Directors. On February 28, 2017, as a result of a secondary public offering, the Carlyle Group sold their holdings in the Bank, and as a result, the investment agreement between the Bank and the Carlyle Group, which provided, amongst other rights, the right to designate two persons for nomination for election by the shareholders as members of the Bank's Board of Directors, was terminated. Prior to April 30, 2015, Canadian Imperial Bank of Commerce ("CIBC”) held approximately 19% of the Bank's equity voting power. On April 30, 2015, the Bank completed the transaction with CIBC to repurchase for cancellation approximately 77% of CIBC's shares for $15.00 per share, or a total of $120 million, representing 8,000,000 common shares. The remaining 23% of CIBC's shareholding in Butterfield (representing 2.3 million shares) were acquired by Carlyle Global Financial Services, L.P. and subsequently sold to other investors.

Financial Transactions With Related Parties
The Bank holds seed investments in several Butterfield mutual funds, which are managed by a wholly-owned subsidiary of the Bank. As at December 31, 2017, these investments have a fair value of $5.0 million with an unrealized gain of $1.6 million (December 31, 2016: $5.0 million and $1.1 million, respectively) and were included in trading investments at their fair value. During the year ended December 31, 2017, the Bank earned $7.7 million (December 31, 2016: $5.7 million; December 31, 2015: $6.4 million) in asset management revenue from funds managed by a wholly-owned subsidiary of the Bank.